ACQUISITION OF TOPPOP	9 Months Ended
Sep. 30, 2021
ACQUISITION OF TOPPOP
4. ACQUISITION OF TOPPOP

4. ACQUISITION OF TOPPOP

On July 26, 2021, the Company entered into an acquisition agreement (the “TopPop Acquisition Agreement”) with TopPop, and each of FrutaPop LLC (“Frutapop”), Innoaccel Investments LLC (“Innoaccel”) and Thomas Martin (“Martin” and, together with Frutapop and Innoaccel, the “TopPop Members”), pursuant to which the TopPop Members sold to the Company and the Company acquired, all of the issued and outstanding membership interests of TopPop.

TopPop is a brand owner and contract manufacturing and packaging company specializing in flexible packaging solutions in the food, beverage and health categories. Its first branded and contract products are alcohol-infused ice pops. Its manufacturing facility in Marlton, New Jersey is registered by the Federal Drug Administration and holds a Safe Quality Food certification.

Upon consummation of the acquisition contemplated by the TopPop Acquisition Agreement, the TopPop Members received, in the aggregate: (a) $3,995,500 in cash by transfer of immediately available funds, (b) 26,009,600shares of Company’s common stock, par value $0.001 per share (the “Common Stock”), which shares were valued in the aggregate at $10,143,744, or $0.39 per share, (c) $5,042,467 aggregate principal amount of promissory notes of the Company (the “Promissory Notes”) and (d) future additional cash payments as earnout consideration (the “Total Consideration”). The earn-out payments, if any, will be made (i) following the 12-month period commencing on August 1, 2021 (the “First Year”), in an amount (the “First Year Earn-out Amount”) equal to each TopPop Member’s pro rata portion of the excess, if any, of: (A) 1.96 times TopPop’s EBITDA for the First Year over (B) the aggregate amount of the Promissory Notes repaid in cash during the First Year; provided, however, no First Year Earn-out Amount shall be payable if (i)(A) does not exceed (i)(B); and (ii) following the 12-month period commencing on August 1, 2022 (the “Second Year”), in an amount (the “Second Year Earn-out Amount”) equal to each TopPop Member’s pro rata portion of the excess, if any, of: (A) 1.96 times TopPop’s EBITDA for the Second Year over (B) the aggregate amount of the Promissory Notes repaid in cash during the Second Year; provided, however, no Second Year Earn-out Amount shall be payable if (ii)(A) does not exceed (ii)(B). The earn-out payments shall be made, at the election of each TopPop Member, in cash or in shares of Common Stock or a combination thereof, less any reserve for possible indemnification payments, provided that not less than 45% of the value of each earn-out payment shall be paid in Common Stock. If paid in shares of Common Stock, such shares shall be valued at the then-prevailing market rate.

The Promissory Notes bear interest at the rate of 10% per annum and mature on July 26, 2022. The Promissory Notes are not subject to pre-payment penalties; however, the Company may not pre-pay any amount on any Promissory Note without pre-paying a pro-rata portion of all Promissory Notes. In connection with the Promissory Notes, the Company granted to the TopPop Members a security interest in all of the Company’s membership interests of TopPop pursuant to certain pledge agreements (the “Pledge Agreements”) with each of the TopPop Members, each dated July 26, 2021. The Promissory Notes are not convertible into equity securities of the Company.

The Company accounted for the Acquisition of TopPop as a business combination using the purchase method of accounting as prescribed in Accounting Standards Codification 805, Business Combinations (“ASC 805”) and ASC 820 – Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 805 and ASC 820, we used our best estimates and assumptions to accurately assign fair value to the tangible assets acquired, identifiable intangible assets and liabilities assumed as of the acquisition dates. Goodwill as of the acquisition date is measured as the excess of purchase consideration over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed.

Fair value of the acquisition

The following table summarizes the allocation of the preliminary purchase price as of the TopPop acquisition:

Preliminary Allocation as of July 26, 2021
Cash	$447,230
Accounts receivable	5,432,608
Furniture and equipment	1,848,580
Inventory	1,194,936
Right-of-use asset	620,219
Equipment deposit	320,810
Security deposit	131,529
Accounts payable	(2,432,621)
Notes payable	(5,936,323)
Operating lease liability	(628,218)
Deferred revenue	(394,759)
Net Tangible Assets	$603,991
Tradename / Trademarks	6,121,400
IP/Technology	874,000
Non-compete agreement	2,290,200
Customer Base	13,929,000
Total assets acquired	$23,214,600
Consideration:
Cash at closing	3,995,000
Fair value of common stock	10,143,744
Contingent consideration	21,129,464
Note payable	5,042,467
Goodwill	$16,492,086